DEBT - Summary of Debt Maturities (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 109,671
2019	496,558
2020	364,767
2021	267,542
2022	21,600
Thereafter	0
Total	1,260,138
Amortization of purchase price adjustment	(11,744)
Long-term Debt	$ 1,248,394